Derecognition of financial assets	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Derecognition of financial assets

Note 6 Derecognition of financial assets
We enter into transactions in which we transfer financial assets such as loans or securities to structured entities or other third parties. The majority of assets transferred under repurchase agreements, securities lending agreements, and in our Canadian residential mortgage securitization transactions do not qualify for derecognition as we continue to be exposed to substantially all of the risks and rewards of the transferred assets, such as prepayment, credit, price, interest rate and foreign exchange risks.
Transferred financial assets derecognized
Government relief programs
To support our clients through unprecedented times due to the
COVID-19
pandemic, we are participating in government relief programs in Canada and in the U.S.
Under the Canadian Emergency Business Account program, we have provided interest-free loans to existing eligible small business clients funded by the Export Development Bank of Canada (EDC). As we do not retain substantially all of the risks and rewards of the financial assets, and all cash flows are passed through to the EDC, these loans are not recognized on our Consolidated Balance Sheets. The application window for the CEBA program closed on June 30, 2021.
Transferred financial assets not derecognized
Securitization of Canadian residential mortgage loans
We periodically securitize insured Canadian residential mortgage loans through the creation of MBS pools under the National Housing Act MBS (NHA MBS) program. All loans securitized under the NHA MBS program are required to be insured by the Canadian Mortgage and Housing Corporation or a third-party insurer. We require the borrower to pay for mortgage insurance when the loan amount is greater than 80% of the original appraised value of the property (LTV ratio). For residential mortgage loans securitized under this program with LTV ratios less than 80%, we are required to insure the mortgages at our own expense. Under the NHA MBS program, we are responsible for making all payments due on our issued MBS, regardless of whether we collect the necessary funds from the mortgagor or the insurer. When a borrower defaults on a mortgage, we submit a claim to the insurer if the amount recovered from the collection or foreclosure process is lower than the sum of the principal balance, accrued interest and collection costs on the outstanding loan.

The insurance claim process is managed by the insurance provider in accordance with the insurer’s policies and covers the entire unpaid loan balance plus generally up to 12 months of interest, selling costs and other eligible expenses.
If an insurance claim is denied, a loss is recognized in Provision for credit losses in our Consolidated Statements of Income. The amount recorded as a loss is not significant to our
Consolidated Financial Statements and no significant losses were incurred due to legal action arising from mortgage defaults during
2021
and
2020
.
We sell the NHA MBS pools primarily to a government-sponsored structured entity under the Canada Mortgage Bond (CMB) program. The entity periodically issues CMBs, which are guaranteed by the government, and sells them to third-party investors. Proceeds of the CMB issuances are used by the entity to purchase the NHA MBS pools from eligible NHA MBS issuers who participate in the issuance of a particular CMB series. Our continuing involvement includes servicing the underlying residential mortgage loans we have securitized, either ourselves or through a third-party servicer. We also act as counterparty in interest rate swap agreements where we pay the entity the interest due to CMB investors and receive the interest on the underlying MBS and reinvested assets. As part of the swaps, we are also required to maintain a principal reinvestment account for principal payments received on the underlying mortgage loans to meet the repayment obligation upon maturity of the CMB. We reinvest the collected principal payments in permitted inv
e
stments as outlined in the swap agreements.
We have determined that certain of the NHA MBS program loans transferred to the entity do not qualify for derecognition as we have not transferred substantially all of the risks and rewards of ownership. As a result, these transferred MBS continue to be classified as residential mortgage loans and recognized on our Consolidated Balance Sheets. The cash received for these transferred MBS is treated as a secured borrowing and a corresponding liability is recorded in Deposits – Business and government on our Consolidated Balance Sheets.
Securities sold under repurchase agreements and securities loaned
We also enter into transactions such as repurchase agreements and securities lending agreements where we transfer assets under agreements to repurchase them at a future date and retain substantially all of the risks and rewards associated with the assets. These transferred assets remain on our Consolidated Balance Sheets and are accounted for as collateralized borrowing transactions.
The following table provides information on the carrying amount and fair value of the transferred assets that did not qualify for derecognition, and their associated liabilities.

	As at
	October 31, 2021				October 31, 2020

(Millions of Canadian dollars)	Canadian residential mortgage loans (1), (2)	Securities sold under repurchase agreements (3)	Securities loaned (3)	Total	Canadian residential mortgage loans (1), (2)	Securities sold under repurchase agreements (3)	Securities loaned (3)	Total
Carrying amount of transferred assets that do not qualify for derecognition	$34,052	$252,920	$9,281	$296,253	$35,001	$267,361	$6,870	$309,232
Carrying amount of associated liabilities	33,769	252,920	9,281	295,970	34,805	267,361	6,870	309,036
Fair value of transferred assets	$34,142	$252,920	$9,281	$296,343	$35,293	$267,361	$6,870	$309,524
Fair value of associated liabilities	34,073	252,920	9,281	296,274	35,957	267,361	6,870	310,188
Fair value of net position	$69	$–	$–	$69	$(664)	$–	$–	$(664)

(1)	Includes Canadian residential mortgage loans transferred primarily to Canada Housing Trust at the initial securitization and other permitted investments used for funding requirements after the initial securitization.
(2)	CMB investors have legal recourse only to the transferred assets, and do not have recourse to our general assets.
(3)	Does not include over-collateralization of assets pledged.